Note 26 - Financial Risk Management - Details of Liquidity Risk (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Accrued compensation and benefits		$ 20,363	$ 16,072
Accrued expenses		10,569	8,153
Other payables		2,968	5,148
Customer segregated cash liabilities		20,044	6,382
Amounts due to related parties	[1]	807	1,780
Options reward program liability		3,000	0
Liabilities		658,175	646,753
Convertible redeemable preference shares(i)		0	18,399
Related party borrowings [member]
Statement Line Items [Line Items]
Borrowings	[2]	505,600	482,450
Loan interest payable to the related party		8,764	8,764
At cost [member]
Statement Line Items [Line Items]
Accrued compensation and benefits		20,363	16,072
Accrued expenses		10,569	8,153
Other payables		2,580	5,148
Lease liabilities		29,209	20,251
Customer segregated cash liabilities		20,044	6,382
Amounts due to related parties		807	1,780
Loan interest payable to the related party		8,764	8,764
Options reward program liability		3,000	0
Liabilities		750,119	796,370
Convertible redeemable preference shares(i)			47,879
At cost [member] | Digital assets loan payable [member]
Statement Line Items [Line Items]
Borrowings		6,088	23,698
At cost [member] | Related party borrowings [member]
Statement Line Items [Line Items]
Borrowings		598,239
At cost [member] | Nondigital asset borrowings [member]
Statement Line Items [Line Items]
Borrowings		50,456	658,243
At fair value [member]
Statement Line Items [Line Items]
Accrued compensation and benefits		20,363	16,072
Accrued expenses		10,569	8,153
Other payables		2,580	3,443
Lease liabilities		19,902	15,002
Customer segregated cash liabilities		20,044	6,382
Amounts due to related parties		807	1,780
Loan interest payable to the related party		8,764	8,764
Options reward program liability		3,000	0
Liabilities		647,212	637,243
Convertible redeemable preference shares(i)			47,879
At fair value [member] | Digital assets loan payable [member]
Statement Line Items [Line Items]
Borrowings		5,601	20,613
At fair value [member] | Related party borrowings [member]
Statement Line Items [Line Items]
Borrowings		505,600	482,450
At fair value [member] | Nondigital asset borrowings [member]
Statement Line Items [Line Items]
Borrowings		49,982	507,450
Not later than one year [member]
Statement Line Items [Line Items]
Accrued compensation and benefits		20,363	16,072
Accrued expenses		10,569	8,153
Other payables		2,580	5,148
Lease liabilities		8,655	6,180
Customer segregated cash liabilities		20,044	6,382
Amounts due to related parties		807	1,780
Loan interest payable to the related party		8,764	8,764
Options reward program liability		0	0
Liabilities		157,635	113,672
Convertible redeemable preference shares(i)			0
Not later than one year [member] | Digital assets loan payable [member]
Statement Line Items [Line Items]
Borrowings		623	1,134
Not later than one year [member] | Related party borrowings [member]
Statement Line Items [Line Items]
Borrowings		34,774
Not later than one year [member] | Nondigital asset borrowings [member]
Statement Line Items [Line Items]
Borrowings		50,456	60,059
Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Accrued compensation and benefits		0	0
Accrued expenses		0	0
Other payables		0	0
Lease liabilities		19,717	13,455
Customer segregated cash liabilities		0	0
Amounts due to related parties		0	0
Loan interest payable to the related party		0	0
Options reward program liability		3,000	0
Liabilities		591,646	682,082
Convertible redeemable preference shares(i)			47,879
Later than one year and not later than five years [member] | Digital assets loan payable [member]
Statement Line Items [Line Items]
Borrowings		5,465	22,564
Later than one year and not later than five years [member] | Related party borrowings [member]
Statement Line Items [Line Items]
Borrowings		563,464
Later than one year and not later than five years [member] | Nondigital asset borrowings [member]
Statement Line Items [Line Items]
Borrowings		0	598,184
Later than five years [member]
Statement Line Items [Line Items]
Accrued compensation and benefits		0	0
Accrued expenses		0	0
Other payables		0	0
Lease liabilities		838	616
Customer segregated cash liabilities		0	0
Amounts due to related parties		0	0
Loan interest payable to the related party		0	0
Options reward program liability		0	0
Liabilities		838	616
Convertible redeemable preference shares(i)			0
Later than five years [member] | Digital assets loan payable [member]
Statement Line Items [Line Items]
Borrowings		0	0
Later than five years [member] | Related party borrowings [member]
Statement Line Items [Line Items]
Borrowings		0
Later than five years [member] | Nondigital asset borrowings [member]
Statement Line Items [Line Items]
Borrowings		$ 0	$ 0

[1]	For additional details regarding transaction with related parties see Note 30.
[2]	See Note 30 for additional details